Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment, net

Useful Life
Office equipment	3 years
Office furniture and fixtures	3 – 5 years
Vehicles	3 – 5 years
Leasehold improvements	lesser of lease term or expected useful life

Schedule of disaggregation of revenue

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	RMB	USD
Central processing advertising algorithm services	569,906,586	541,487,420	422,045,319	60,045,146
Sales of intelligent chips	10,109,828	-	-	-
Total revenues	580,016,414	541,487,420	422,045,319	60,045,146

Schedule of revenue by timing of transfer of goods or services

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	RMB	USD
Goods and services transferred at a point in time	580,016,414	414,763,523	284,699,784	40,504,749
Services transferred over time	-	126,723,897	137,345,535	19,540,397
Total revenues	580,016,414	541,487,420	422,045,319	60,045,146

Schedule of revenue by geographic locations

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	RMB	USD
Mainland PRC revenues	540,294,309	414,763,523	284,699,784	40,504,749
Hong Kong revenues	29,612,277	126,723,897	137,345,535	19,540,397
International revenues	10,109,828	-	-	-
Total revenues	580,016,414	541,487,420	422,045,319	60,045,146

Schedule of noncontrolling interests

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Shanghai Weimu	4,495,040	2,512,517	357,460
Viwo Tech	13,092,921	28,729,950	4,087,462
Total noncontrolling interests	17,587,961	31,242,467	4,444,922